Property and Equipment, Net (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 101,167	$ 89,526	$ 80,417
Less: Accumulated depreciation	(38,190)	(24,439)	(9,090)
Property and equipment, net	62,977	65,087	71,327
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,612	11,612	11,612
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 9,298	$ 9,084	9,063
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	12 years	12 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	35 years	35 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,726	$ 6,108	6,013
Computer equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years
Property, Plant and Equipment, Gross	$ 10,587	$ 7,376	6,518
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 14,664	$ 12,769	12,736
Furniture, fixtures, and other | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	2 years	2 years
Furniture, fixtures, and other | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	12 years	12 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,580	$ 4,427	4,204
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	2 years	2 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	8 years	8 years
Internal-use software
Property, Plant and Equipment [Line Items]
Useful Lives	4 years	4 years
Property, Plant and Equipment, Gross	$ 42,700	$ 38,150	$ 30,271